Basis of preparation and changes to the Group's accounting policies - Additional Information (Detail)	Sep. 30, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 19, 2022 EUR (€) instrument	Sep. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Equity	€ (48,826,000)		€ 27,758,000		€ 70,430,000	€ (76,651,000)
Cash and cash equivalents	28,829,000		83,022,000		€ 16,398,000	€ 24,652,000
Non-current portion of non-current borrowings	312,160,000		269,033,000
Lease liabilities	69,491,000		51,324,000
Trade and other current payables	53,755,000		56,390,000
Borrowings	€ 312,160,000		€ 269,033,000
Interest Rate Cap
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount				€ 237,458,000
Interest Rate Cap
Disclosure Of Significant Accounting Policies [Line Items]
Number of interest rates caps | instrument				2
Bottom of range | Interest rate risk | Interest Rate Cap
Disclosure Of Significant Accounting Policies [Line Items]
Derivative instrument mitigation risk percentage	0.65%		0.65%
Top of range | Interest rate risk | Interest Rate Cap
Disclosure Of Significant Accounting Policies [Line Items]
Derivative instrument mitigation risk percentage	0.74%		0.85%
Senior debt
Disclosure Of Significant Accounting Policies [Line Items]
Increasing total existing available facility			€ 50,000,000
Undrawn borrowing facilities	€ 77,390,000		120,790,000
Borrowings	0		0
Renewed facility
Disclosure Of Significant Accounting Policies [Line Items]
Increasing total existing available facility			230,000,000	€ 230,000,000
Notional amount			400,000,000	€ 400,000,000
Borrowings	€ 312,160,000	€ 322,610,000	€ 269,033,000